DERIVATIVE INSTRUMENTS (Schedule of Fair Value of Derivative Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	$ 1,937	$ 373
Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	281	112
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	35,089	29,621
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	1,847	318
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	2
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member]
Derivative [Line Items]
Total derivatives	31,207	28,532
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	90	55
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	$ 279	$ 112